Average Annual Total Returns - Multi Trust Funds		12 Months Ended	30 Months Ended	60 Months Ended	64 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Natixis Loomis Sayles Focused Growth ETF
Prospectus [Line Items]
Performance Inception Date	Jun. 28, 2023
Natixis Loomis Sayles Focused Growth ETF | Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	25.63%
Natixis Loomis Sayles Focused Growth ETF | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.08%
Natixis Loomis Sayles Focused Growth ETF | Natixis Loomis Sayles Focused Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.44%	26.17%
Natixis Loomis Sayles Focused Growth ETF | Natixis Loomis Sayles Focused Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.42%	26.15%
Natixis Loomis Sayles Focused Growth ETF | Natixis Loomis Sayles Focused Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.15%	20.70%
Natixis Vaughan Nelson Select ETF
Prospectus [Line Items]
Performance Inception Date	Sep. 16, 2020
Natixis Vaughan Nelson Select ETF | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		14.42%	15.88%
Natixis Vaughan Nelson Select ETF | N
Prospectus [Line Items]
Average Annual Return, Percent		13.61%		12.30%	13.68%
Natixis Vaughan Nelson Select ETF | N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.55%		10.40%	11.87%
Natixis Vaughan Nelson Select ETF | N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.10%		8.94%	10.16%